Annual Fund Operating Expenses - Invesco Nasdaq Next Gen 100 ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.15%
Other Expenses	none
Total Annual Fund Operating Expenses	0.15%